Accounts Receivable, Net - Schedule of Allowance of Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable, Net [Abstract]
Beginning balance	¥ 19,102,954	$ 2,717,812	¥ 10,196,104
Addition	3,446,953	490,404	13,678,040
Reversal			(4,764,444)
Write off	(178,834)	(25,443)	(6,746)
Ending balance	¥ 22,371,073	$ 3,182,773	¥ 19,102,954